MORGAN STANLEY DEAN WITTER JAPAN FUND                   TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 2000            NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

During the six-month period ended November 30, 2000, the Japanese equity market, like other global equity markets, faced a challenging environment. In particular, supply significantly outpaced demand for stocks, partially because Japanese retail investors had maximized their purchases of new-economy stocks. When these stocks fell sharply, domestic investors became forced sellers. The Bank of Japan's termination of its zero-interest-rate policy caused more aggressive selling by foreign investors and Japanese banks, further exacerbating the market's decline.

While published economic data for the period under review did not conclusively show improvement in consumer spending, corporate profit growth enjoyed remarkable gains, with nonfinancial companies reporting an aggregate rise of 43 percent in recurring profits during the March to September earnings period, an indication that restructuring efforts are bearing fruit.

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended November 30, 2000, Morgan Stanley Dean Witter Japan Fund's Class B shares produced a total return of -13.69 percent, in line with the -13.61 percent return posted by the Morgan Stanley Capital International (MSCI) Japan Index.* For the same period, the Fund's Class A, C and D shares posted total returns of -13.31 percent, -13.55 percent and -13.11 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

---------------------
* The Morgan Stanley Capital International (MSCI) Japan Index is a capitalization- weighted index that measures performance in U.S. dollars, assuming reinvestment of net dividends, of selected securities listed primarily on the Tokyo Stock Exchange. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by Japan. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER JAPAN FUND
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 2000, CONTINUED

Despite their diversified business strategies and recovering earnings, some major global suppliers of personal computers and semiconductors -- including Fujitsu, Toshiba and NEC -- were negative performers during the period because of volatility in the Nasdaq. The banking sector experienced a heavy selloff, attributable to fears that the slumping equity market and continued financial instability would result in more nonperforming loans.

When expensively valued Japanese stocks collapsed, the Fund benefited from the relative stability of its more reasonably priced holdings. Also benefiting the Fund was its shift earlier this year to select food, warehousing, basic materials and utilities stocks as well as certain high-technology blue chips, which reported considerably higher earnings during the period.

The Fund currently maintains holdings in select technology companies, economically sensitive issues and cyclical stocks, focusing on valuations and earnings-growth potential. The Fund's sub-advisor, Morgan Stanley Dean Witter Investment Management Inc., believes that Japanese technology companies will likely dominate the global manufacturing of digital products, making it likely that these stocks will enjoy sustainable long-term earnings growth.

LOOKING AHEAD

Morgan Stanley Dean Witter Investment Management believes that spending on information technology and productivity improvements for corporate Japan will be particularly noteworthy in the coming year, which may fuel increased profits for many of the companies in the Fund's portfolio. In an expensive global market, Japan's dominant companies have been reporting positive earnings surprises, a trend that the sub-advisor expects will continue in 2001 unless the United States experiences a significant economic hard landing.

We appreciate your ongoing support of Morgan Stanley Dean Witter Japan Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER JAPAN FUND
FUND PERFORMANCE NOVEMBER 30, 2000

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   -------------------------------------------      ---------------------------------------------
   PERIOD ENDED 11/30/00                            PERIOD ENDED 11/30/00
   -------------------------                        -------------------------
   1 Year                     (11.48)%(1) (16.13)%(2) 1 Year                   (12.21)%(1) (16.60)%(2)
   Since Inception (7/28/97)  0.65%(1)   (0.96)%(2) Since Inception (4/26/96)  (1.96)%(1) (2.37)%(2)

                 CLASS C SHARES+                                  CLASS D SHARES++
   -------------------------------------------      ---------------------------------------------
   PERIOD ENDED 11/30/00                            PERIOD ENDED 11/30/00
   -------------------------                        -------------------------
   1 Year                     (12.05)%(1) (12.93)%(2) 1 year                   (11.20)%(1)
   Since Inception (7/28/97)  (0.06)%(1) (0.06)%(2) Since Inception (7/28/97)  1.01%(1)

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
  --------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER JAPAN FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2000 (UNAUDITED)

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (100.0%)
           BUILDING PRODUCTS (0.4%)
 330,000   Sanwa Shutter Corp.....................................................................  $    782,302
                                                                                                    ------------
           CHEMICALS: SPECIALTY (6.9%)
 695,000   Daicel Chemical Industries, Ltd........................................................     2,213,536
 290,000   Denki Kagaku Kogyo K.K.................................................................     1,088,943
 462,000   Kaneka Corp............................................................................     3,866,721
 656,000   Mitsubishi Chemical Corp...............................................................     1,840,029
 200,000   NIFCO Inc..............................................................................     2,021,354
 327,000   Shin-Etsu Polymer Co., Ltd.............................................................     1,979,397
                                                                                                    ------------
                                                                                                      13,009,980
                                                                                                    ------------
           COMMERCIAL PRINTING/FORMS (2.1%)
 238,000   Dai Nippon Printing Co., Ltd...........................................................     3,475,679
  80,000   Nissha Printing Co., Ltd...............................................................       412,595
                                                                                                    ------------
                                                                                                       3,888,274
                                                                                                    ------------
           COMPUTER PERIPHERALS (2.0%)
 156,000   Mitsumi Electric Co., Ltd..............................................................     3,768,730
                                                                                                    ------------
           COMPUTER PROCESSING HARDWARE (2.7%)
 321,000   Fujitsu Ltd............................................................................     5,135,071
                                                                                                    ------------
           ELECTRIC UTILITIES (1.0%)
  77,800   Tokyo Electric Power Co................................................................     1,844,336
                                                                                                    ------------
           ELECTRICAL PRODUCTS (1.3%)
 105,000   Furukawa Electric Co., Ltd.............................................................     2,527,144
                                                                                                    ------------
           ELECTRONIC COMPONENTS (3.1%)
  53,800   TDK Corp...............................................................................     5,856,080
                                                                                                    ------------
           ELECTRONIC DISTRIBUTORS (1.1%)
 112,000   Ryosan Co., Ltd........................................................................     2,015,635
                                                                                                    ------------
           ELECTRONIC EQUIPMENT/INSTRUMENTS (18.9%)
 149,000   Canon, Inc.............................................................................     5,864,549
  44,800   Kyocera Corp...........................................................................     5,877,669
 234,000   Matsushita Electric Industrial Co., Ltd................................................     5,885,993
 324,000   NEC Corp...............................................................................     6,112,378
 342,000   Ricoh Co., Ltd.........................................................................     6,092,997
 839,000   Toshiba Corp...........................................................................     5,959,238
                                                                                                    ------------
                                                                                                      35,792,824
                                                                                                    ------------
           ELECTRONICS/APPLIANCES (6.2%)
 120,300   Aiwa Co., Ltd..........................................................................       875,147
 303,000   Casio Computer Co., Ltd................................................................     2,769,001
  83,500   Rinnai Corp............................................................................     1,545,037
  86,400   Sony Corp..............................................................................     6,535,505
                                                                                                    ------------
                                                                                                      11,724,690
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           FINANCE/RENTAL/LEASING (2.3%)
 193,700   Hitachi Capital Corp...................................................................  $  4,285,166
                                                                                                    ------------
           FOOD RETAIL (1.3%)
  97,800   FamilyMart Co., Ltd....................................................................     2,521,987
                                                                                                    ------------
           FOOD: MEAT/FISH/DAIRY (0.9%)
 126,000   Nippon Meat Packers, Inc...............................................................     1,732,899
                                                                                                    ------------
           FOOD: SPECIALTY/CANDY (0.6%)
  91,000   House Foods Corp.......................................................................     1,222,720
                                                                                                    ------------
           HOME BUILDING (2.4%)
 475,000   Sekisui Chemical Co., Ltd..............................................................     1,504,253
 304,000   Sekisui House Ltd......................................................................     2,954,180
                                                                                                    ------------
                                                                                                       4,458,433
                                                                                                    ------------
           HOME FURNISHINGS (0.2%)
  34,000   Sangetsu Co., Ltd......................................................................       427,615
                                                                                                    ------------
           INDUSTRIAL CONGLOMERATES (3.0%)
 604,000   Hitachi Ltd............................................................................     5,776,583
                                                                                                    ------------
           INDUSTRIAL MACHINERY (11.5%)
 401,000   Amada Co., Ltd.........................................................................     3,283,614
 324,000   Daifuku Co., Ltd.......................................................................     2,172,313
 238,000   Daikin Industries, Ltd.................................................................     5,168,295
 132,700   Fuji Machine Manufacturing Co., Ltd....................................................     3,367,929
 291,000   Minebea Co., Ltd.......................................................................     2,985,831
 718,000   Mitsubishi Heavy Industries Ltd........................................................     3,144,336
 517,000   Tsubakimoto Chain Co...................................................................     1,641,938
                                                                                                    ------------
                                                                                                      21,764,256
                                                                                                    ------------
           INDUSTRIAL SPECIALTIES (1.6%)
 157,000   Fujitec Co., Ltd.......................................................................       880,745
 194,000   Lintec Corp............................................................................     2,120,449
                                                                                                    ------------
                                                                                                       3,001,194
                                                                                                    ------------
           MAJOR BANKS (0.4%)
  62,000   Bank of Tokyo-Mitsubishi, Ltd..........................................................       672,059
                                                                                                    ------------
           MAJOR TELECOMMUNICATIONS (2.9%)
     638   Nippon Telegraph & Telephone Corp......................................................     5,512,939
                                                                                                    ------------
           MARINE SHIPPING (0.6%)
 125,000   Mitsubishi Logistics Corp..............................................................     1,171,734
                                                                                                    ------------
           MISCELLANEOUS MANUFACTURING (1.7%)
 208,000   Kurita Water Industries Ltd............................................................     3,161,781
                                                                                                    ------------
           MOTOR VEHICLES (5.5%)
 579,000   Nissan Motor Co., Ltd.*................................................................     3,546,715
 283,000   Suzuki Motor Corp......................................................................     3,098,353

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2000 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
 104,800   Toyota Motor Corp......................................................................  $  3,745,566
                                                                                                    ------------
                                                                                                      10,390,634
                                                                                                    ------------
           PHARMACEUTICALS: MAJOR (2.1%)
 183,000   Sankyo Co., Ltd........................................................................     3,965,662
                                                                                                    ------------
           PHARMACEUTICALS: OTHER (5.0%)
 106,000   Ono Pharmaceutical Co., Ltd............................................................     4,239,233
 106,000   Yamanouchi Pharmaceutical Co., Ltd.....................................................     5,169,562
                                                                                                    ------------
                                                                                                       9,408,795
                                                                                                    ------------
           REAL ESTATE DEVELOPMENT (1.3%)
 215,000   Mitsubishi Estate Co., Ltd.............................................................     2,421,960
                                                                                                    ------------
           RECREATIONAL PRODUCTS (7.8%)
 147,000   Fuji Photo Film Co., Ltd...............................................................     5,932,139
  43,800   Nintendo Co., Ltd......................................................................     6,574,756
 224,000   Yamaha Corp............................................................................     2,280,130
                                                                                                    ------------
                                                                                                      14,787,025
                                                                                                    ------------
           SEMICONDUCTORS (2.1%)
  16,800   Rohm Co., Ltd..........................................................................     4,058,632
                                                                                                    ------------
           WHOLESALE DISTRIBUTORS (1.1%)
 200,000   Nagase & Co............................................................................       942,816
 105,000   Nissei Sangyo Co., Ltd.................................................................     1,205,619
                                                                                                    ------------
                                                                                                       2,148,435
                                                                                                    ------------

TOTAL INVESTMENTS
(COST $167,295,206) (a)...................................................................  100.0%    189,235,575

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (0.0)        (46,007)
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 189,189,568
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

 *   Non-income producing security.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $33,528,923 and the aggregate gross unrealized depreciation is $11,588,554, resulting in net unrealized appreciation of $21,940,369.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2000 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $167,295,206).......................................  $189,235,575
Cash (including $31,986 in foreign currency)..................................................        56,097
Receivable for:
    Dividends.................................................................................       434,905
    Interest..................................................................................        11,816
    Investments sold..........................................................................         7,625
    Shares of beneficial interest sold........................................................         3,421
Deferred organizational expenses..............................................................        16,121
Prepaid expenses and other assets.............................................................        90,954
                                                                                                ------------
     TOTAL ASSETS.............................................................................   189,856,514
                                                                                                ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased.................................................       311,379
    Investment management fee.................................................................       157,156
    Plan of distribution fee..................................................................       137,801
Accrued expenses and other payables...........................................................        60,610
                                                                                                ------------
     TOTAL LIABILITIES........................................................................       666,946
                                                                                                ------------
     NET ASSETS...............................................................................  $189,189,568
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $210,042,241
Net unrealized appreciation...................................................................    21,936,854
Accumulated net investment loss...............................................................    (3,515,396)
Accumulated net realized loss.................................................................   (39,274,131)
                                                                                                ------------
     NET ASSETS...............................................................................  $189,189,568
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................    $3,648,681
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       415,036
     NET ASSET VALUE PER SHARE................................................................         $8.79
                                                                                                ============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................         $9.28
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $149,309,381
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    17,152,838
     NET ASSET VALUE PER SHARE................................................................         $8.70
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................    $7,643,898
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       886,382
     NET ASSET VALUE PER SHARE................................................................         $8.62
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................   $28,587,608
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     3,220,048
     NET ASSET VALUE PER SHARE................................................................         $8.88
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)

NET INVESTMENT LOSS:

INCOME
Dividends (net of $100,017 foreign withholding tax)...........................................  $    566,767
Interest......................................................................................       104,582
                                                                                                ------------

     TOTAL INCOME.............................................................................       671,349
                                                                                                ------------

EXPENSES
Investment management fee.....................................................................     1,089,877
Plan of distribution fee (Class A shares).....................................................         7,651
Plan of distribution fee (Class B shares).....................................................       957,405
Plan of distribution fee (Class C shares).....................................................        50,090
Transfer agent fees and expenses..............................................................       186,922
Registration fees.............................................................................        51,059
Shareholder reports and notices...............................................................        38,409
Custodian fees................................................................................        30,758
Professional fees.............................................................................        28,969
Organizational expenses.......................................................................        20,072
Trustees' fees and expenses...................................................................         6,016
Other.........................................................................................         9,548
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     2,476,776
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................    (1,805,427)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments...............................................................................    12,470,165
    Foreign exchange transactions.............................................................        (9,160)
                                                                                                ------------

     NET GAIN.................................................................................    12,461,005
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................   (39,102,449)
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................       (21,421)
                                                                                                ------------

     NET DEPRECIATION.........................................................................   (39,123,870)
                                                                                                ------------

     NET LOSS.................................................................................   (26,662,865)
                                                                                                ------------

NET DECREASE..................................................................................  $(28,468,292)
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX     FOR THE YEAR
                                                                               MONTHS ENDED        ENDED
                                                                             NOVEMBER 30, 2000  MAY 31, 2000
------------------------------------------------------------------------------------------------------------
                                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss........................................................    $ (1,805,427)    $ (3,684,451)
Net realized gain..........................................................      12,461,005       26,966,154
Net change in unrealized appreciation......................................     (39,123,870)      39,351,290
                                                                               ------------     ------------

     NET INCREASE (DECREASE)...............................................     (28,468,292)      62,632,993
                                                                               ------------     ------------
Net increase (decrease) from transactions in shares of beneficial
  interest.................................................................     (25,341,244)      24,256,884
                                                                               ------------     ------------

     NET INCREASE (DECREASE)...............................................     (53,809,536)      86,889,877

NET ASSETS:
Beginning of period........................................................     242,999,104      156,109,227
                                                                               ------------     ------------

     END OF PERIOD
    (INCLUDING NET INVESTMENT LOSSES OF $3,515,396 AND $1,709,969,
    RESPECTIVELY)..........................................................    $189,189,568     $242,999,104
                                                                               ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2000 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Japan Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to meet its investment objective by investing primarily in securities of issuers located in Japan. The Fund was organized as a Massachusetts business trust on January 22, 1996 and commenced operations on April 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in

MORGAN STANLEY DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2000 (UNAUDITED) CONTINUED

coupon, rating and maturity or an appropriate matrix utilizing similar factors);
(4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

MORGAN STANLEY DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2000 (UNAUDITED) CONTINUED

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $200,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 0.95% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for the services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

MORGAN STANLEY DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2000 (UNAUDITED) CONTINUED

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $18,784,858 at November 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended
November 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B

MORGAN STANLEY DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2000 (UNAUDITED) CONTINUED

shares and Class C shares of $50,888, $251,730 and $4,944, respectively and received $3,599 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2000 aggregated $18,262,062 and $36,266,055, respectively.

For the six months ended November 30, 2000, the Fund incurred $6,788 in brokerage commissions with Morgan Stanley & Co., an affiliate of the Investment Manager, Distributor and Sub-Advisor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent. At November 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $6,400.

5. FEDERAL INCOME TAX STATUS

At May 31, 2000, the Fund had a net capital loss carryover of approximately $51,604,000 of which $35,000 will be available through May 31, 2006 and $51,569,000 will be available through May 31, 2007 to offset future capital gains to the extent provided by regulations.

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $554,000 during fiscal 2000.

As of May 31, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses and income from the mark-to-market of passive foreign investment companies.

MORGAN STANLEY DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2000 (UNAUDITED) CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX                 FOR THE YEAR
                                                                          MONTHS ENDED                    ENDED
                                                                        NOVEMBER 30, 2000              MAY 31, 2000
                                                                   ---------------------------  --------------------------
                                                                           (UNAUDITED)
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................    9,622,673  $  94,889,528    13,917,511  $ 135,091,200
Redeemed.........................................................   (9,732,046)   (96,997,358)  (13,633,991)  (134,816,631)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class A................................     (109,373)    (2,107,830)      283,520        274,569
                                                                   -----------  -------------   -----------  -------------
CLASS B SHARES
Sold.............................................................   10,179,090    103,992,799    37,542,765    362,544,969
Redeemed.........................................................  (13,868,452)  (141,355,871)  (36,204,878)  (356,713,208)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class B................................   (3,689,362)   (37,363,072)    1,337,887      5,831,761
                                                                   -----------  -------------   -----------  -------------
CLASS C SHARES
Sold.............................................................    2,325,631     22,559,908     3,078,547     29,056,324
Redeemed.........................................................   (2,522,454)   (24,614,164)   (2,718,993)   (26,466,420)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class C................................     (196,823)    (2,054,256)      359,554      2,589,904
                                                                   -----------  -------------   -----------  -------------
CLASS D SHARES
Sold.............................................................    1,900,769     19,658,548     8,368,176     82,657,894
Redeemed.........................................................     (332,643)    (3,474,634)   (6,854,177)   (67,097,244)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class D...........................................    1,568,126     16,183,914     1,513,999     15,560,650
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) in Fund..................................   (2,427,432) $ (25,341,244)    3,494,960  $  24,256,884
                                                                   ===========  =============   ===========  =============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 2000, there were no outstanding forward contracts.

At November 30, 2000, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

MORGAN STANLEY DEAN WITTER JAPAN FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                  FOR THE PERIOD
                                                                FOR THE SIX      FOR THE YEAR     FOR THE YEAR    JULY 28, 1997*
                                                               MONTHS ENDED          ENDED            ENDED           THROUGH
                                                             NOVEMBER 30, 2000   MAY 31, 2000     MAY 31, 1999     MAY 31, 1998
                                                                (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period.......................       $ 10.13           $  7.57          $  6.72          $  9.16
                                                                  -------           -------          -------          -------

Income (loss) from investment operations:
   Net investment income (loss)............................         (0.05)            (0.10)           (0.02)            0.05
   Net realized and unrealized gain (loss).................         (1.29)             2.66             1.31            (2.49)
                                                                  -------           -------          -------          -------

Total income (loss) from investment operations.............         (1.34)             2.56             1.29            (2.44)
                                                                  -------           -------          -------          -------

Less dividends:
   From net investment income..............................       --                --                 (0.33)         --
   In excess of net investment income......................       --                --                 (0.11)         --
                                                                  -------           -------          -------          -------

Total dividends............................................       --                --                 (0.44)         --
                                                                  -------           -------          -------          -------

Net asset value, end of period.............................       $  8.79           $ 10.13          $  7.57          $  6.72
                                                                  =======           =======          =======          =======

TOTAL RETURN+..............................................        (13.31)%(1)        33.25 %          20.61 %         (26.64)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...................................................          1.52 %(2)(3)        1.54 %(3)        1.72 %(3)        1.83 %(2)

Net investment income (loss)...............................         (0.93)%(2)(3)       (0.79)%(3)       (0.94)%(3)        0.75 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands....................        $3,649            $5,314           $1,823             $126

Portfolio turnover rate....................................             8 %(1)           35 %             78 %              7 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                  FOR THE PERIOD
                                             FOR THE SIX                  FOR THE YEAR ENDED MAY 31,              APRIL 26, 1996*
                                            MONTHS ENDED         --------------------------------------------         THROUGH
                                         NOVEMBER 30, 2000++      2000++       1999++   1998**++       1997        MAY 31, 1996
                                             (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of
 period.............................            $10.08             $ 7.58       $ 6.67    $ 8.79       $ 9.61          $10.00
                                                ------             ------       ------    ------       ------          ------

Income (loss) from investment
 operations:
   Net investment loss..............             (0.09)             (0.17)       (0.13)    (0.13)       (0.16)        --
   Net realized and unrealized gain
   (loss)...........................             (1.29)              2.67         1.37     (1.99)       (0.66)          (0.39)
                                                ------             ------       ------    ------       ------          ------

Total income (loss) from investment
 operations.........................             (1.38)              2.50         1.24     (2.12)       (0.82)          (0.39)
                                                ------             ------       ------    ------       ------          ------

Less dividends:
   From net investment income.......          --                    --           (0.22)    --           --            --
   In excess of net investment
   income...........................          --                    --           (0.11)    --           --            --
                                                ------             ------       ------    ------       ------          ------

Total dividends.....................          --                    --           (0.33)    --           --            --
                                                ------             ------       ------    ------       ------          ------

Net asset value, end of period......            $ 8.70             $10.08       $ 7.58    $ 6.67       $ 8.79          $ 9.61
                                                ======             ======       ======    ======       ======          ======

TOTAL RETURN+.......................            (13.69)%(1)         32.28 %      19.89 %   (24.12)%     (8.53)%         (3.90)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses............................              2.27 %(2)(3)       2.33 %(3)     2.59 %(3)     2.48 %     2.43 %        2.84 %(2)

Net investment loss.................             (1.68)%(2)(3)      (1.58)%(3)    (1.81)%(3)    (1.62)%    (1.77)%       (0.52)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..........................          $149,309           $210,006     $147,812  $125,008     $239,719        $273,544

Portfolio turnover rate.............                 8 %(1)            35 %         78 %        7 %        25 %       --

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                  FOR THE PERIOD
                                                                FOR THE SIX      FOR THE YEAR     FOR THE YEAR    JULY 28, 1997*
                                                               MONTHS ENDED          ENDED            ENDED           THROUGH
                                                             NOVEMBER 30, 2000   MAY 31, 2000     MAY 31, 1999     MAY 31, 1998
                                                                (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period.......................       $  9.96           $  7.49          $  6.68          $  9.16
                                                                  -------           -------          -------          -------

Income (loss) from investment operations:
   Net investment loss.....................................         (0.08)            (0.17)           (0.12)           (0.07)
   Net realized and unrealized gain (loss).................         (1.26)             2.64             1.34            (2.41)
                                                                  -------           -------          -------          -------

Total income (loss) from investment operations.............         (1.34)             2.47             1.22            (2.48)
                                                                  -------           -------          -------          -------

Less dividends:
   From net investment income..............................       --                --                 (0.30)         --
   In excess of net investment income......................       --                --                 (0.11)         --
                                                                  -------           -------          -------          -------

Total dividends............................................       --                --                 (0.41)         --
                                                                  -------           -------          -------          -------

Net asset value, end of period.............................       $  8.62           $  9.96          $  7.49          $  6.68
                                                                  =======           =======          =======          =======

TOTAL RETURN+..............................................        (13.55)%(1)        32.10 %          19.86 %         (27.07)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...................................................          2.27 %(2)(3)        2.33 %(3)        2.58 %(3)        2.52 %(2)

Net investment loss........................................         (1.68)%(2)(3)       (1.58)%(3)       (1.80)%(3)       (1.21)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands....................        $7,644           $10,792           $5,423           $1,738

Portfolio turnover rate....................................             8 %(1)           35 %             78 %              7 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                  FOR THE PERIOD
                                                                FOR THE SIX      FOR THE YEAR     FOR THE YEAR    JULY 28, 1997*
                                                               MONTHS ENDED          ENDED            ENDED           THROUGH
                                                             NOVEMBER 30, 2000   MAY 31, 2000     MAY 31, 1999     MAY 31, 1998
                                                                (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period.......................        $10.22            $ 7.62           $ 6.72           $ 9.16
                                                                   ------            ------           ------           ------

Income (loss) from investment operations:
   Net investment loss.....................................         (0.03)            (0.08)           (0.02)           (0.01)
   Net realized and unrealized gain (loss).................         (1.31)             2.68             1.37            (2.43)
                                                                   ------            ------           ------           ------

Total income (loss) from investment operations.............         (1.34)             2.60             1.35            (2.44)
                                                                   ------            ------           ------           ------

Less dividends:
   From net investment income..............................       --                --                 (0.34)         --
   In excess of net investment income......................       --                --                 (0.11)         --
                                                                   ------            ------           ------           ------

Total dividends............................................       --                --                 (0.45)         --
                                                                   ------            ------           ------           ------

Net asset value, end of period.............................        $ 8.88            $10.22           $ 7.62           $ 6.72
                                                                   ======            ======           ======           ======

TOTAL RETURN+..............................................        (13.11)%(1)        33.25 %          21.76 %         (26.64)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...................................................          1.27 %(2)(3)        1.33 %(3)        1.59 %(3)        1.60 %(2)

Net investment loss........................................         (0.68)%(2)(3)       (0.58)%(3)       (0.81)%(3)       (0.23)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands....................       $28,588           $16,887           $1,051             $628

Portfolio turnover rate....................................             8 %(1)           35 %             78 %              7 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       18

Trustees
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

Officers
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Thomas F. Caloia
Treasurer

Transfer Agent
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

Sub-Advisor
Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
JAPAN FUND



[GRAPHIC]




SEMIANNUAL REPORT
NOVEMBER 30, 2000